Leases - Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted-Average Remaining Lease Term (in years)
Operating leases	5 years 4 months 6 days	2 years 7 months 2 days
Finance leases	3 years 6 months 18 days	3 years 1 month 17 days
Weighted-Average Discount Rate
Operating leases	5.46%	2.34%
Finance leases	5.72%	5.06%
Operating lease costs	$ 33	$ 30	$ 30
Finance lease costs	7	6	8
Short-term lease costs	24	23	19
Variable lease costs	16	13	14
Interest on lease liabilities	1	1	1
Amortization expense of Finance ROU assets	$ 6	$ 5	$ 7